SCHEDULE OF INTEREST EXPENSE DEBT (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Stated interest accrual	$ 4,859	$ 24,660	$ 6,864	$ 251,857	$ 251,857	$ 381,886
Debt discount amortization				945,969	945,969	613,610
Total	$ 4,859	$ 24,660	$ 6,864	$ 1,197,826	$ 1,197,826	$ 995,496